Document and Entity Information	12 Months Ended
Dec. 31, 2017
Entity Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 31, 2017
Trading Symbol	ghc
Entity Registrant Name	GRAHAM HOLDINGS CO
Entity Central Index Key	0000104889